TYPE                    13F-HR
PERIOD                  12/29/2006
FILER
	CIK             0001103887
	CCC             bbbb6bb@
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29th,2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, February 14, 2007

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: LINES 27

Form 13F Information Table Value Total: AMOUNT $ 1,256,870 (thousands)


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							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1              Column 2    Column 3   Column  Column 5              Column 6   Column 7        Column 8
                                                        Value   SHRS OR   SH/  PUT/   Invstmt    Other   Voting Authority (Shares)
Name of Issuer              Title of Class  CUSIP      (x$1000  PRN AMT   PRN  CALL   Dscretn     Mgrs     Sole  Share  None
------------------------------------------------------------------------------------------------------------------------------------

ALCATEL-LUCENT             SPONSORED ADR  013904305     1,110     78,080 SH           78,080            78,080
AT&T INC                   COM            00206R102     9,653    270,000 SH          270,000           270,000
CHARTER COMMUNICATIONS     CL A           16117M107       918    300,000 SH          300,000           300,000
CITIGROUP                  CALL           172967901   167,100  3,000,000 SH   CALL 3,000,000                         3,000,000
CITIGROUP                  PUT            172967951       279      5,000 SH    PUT     5,000                            5,000
DIRECTTV GROUP, INC        COM            25459L106     1,247     50,000 SH           50,000            50,000
ECHOSTAR COMMUNICATIONS    CL A           278762109     1,141     30,000 SH           30,000            30,000
ERICSSON LM TEL CO         ADR B SEK 10   294821608     4,023    100,000 SH          100,000           100,000
GOOGLE INC                 CL A           38259P508    35,641     77,400 SH           77,400            77,400
ISHARES INC                CALL           464286908    71,050  5,000,000 SH   CALL 5,000,000                         5,000,000
MEDIACOM COMMUNICATIONS CORCL A           58446K105    10,426  1,296,751 SH        1,296,751         1,296,751
MOBILE TELESYSTEM OJSC     SPON ADR       607409109     4,015     80,000 SH           80,000            80,000
MOTOROLA INC               COM            620076109     2,056    100,000 SH          100,000           100,000
NASDAQ 100 TR              CALL           631100904   258,960  6,000,000 SH   CALL 6,000,000                         6,000,000
NII HLDGS INC              PUT            62913F951    22,554    350,000 SH    PUT   350,000                          350,000
NOKIA CORP                 SPON ADR       654902204     2,032    100,000 SH          100,000           100,000
OIL SVC HLDGS TR           CALL           678002906    27,932    200,000 SH   CALL   200,000                          200,000
QUALCOMM INC               COM            747525103     1,890     50,000 SH           50,000            50,000
SPX CORP                   PUT            784635954   567,320    400,000 SH    PUT   400,000                          400,000
SEMICONDUCTOR HOLDRS TRUST CALL           816636903    33,650  1,000,000 SH   CALL 1,000,000                         1,000,000
SPRINT NEXTEL CORP         COM FON        852061100     1,889    100,000 SH          100,000           100,000
TIM PARTICIPACOES SA       SPONS ADR PFD  88706P106     2,015     58,200 SH           58,200            58,200
VERIZON COMM INC           COM            92343V104     3,724    100,000 SH          100,000           100,000
VIVO PARTICIPACOES S A     SPON ADR PFD   92855S101     1,230    300,000 SH          300,000           300,000
VODAFONE GROUP ADR         CALL           92857W909    13,890    500,000 SH   CALL   500,000                          500,000
XM SATELLITE RADIO HLDGS INCL A           983759101     5,347    370,000 SH          370,000           370,000
XM SATELLITE RADIO HLDGS INCALL           983759501     5,780    400,000 SH   CALL   400,000                          400,000

